Fair Value Measurements	6 Months Ended
Jun. 30, 2021
Fair Value Measurements
Fair Value Measurements

Note 8 — Fair Value Measurements

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of June 30, 2021 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

	Fair Value Measured as of June 30, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Investments held in Trust Account – US Treasury securities	$402,628,612	$—	$—	$402,628,612
Liabilities:
Derivative warrant liabilities	$17,810,630	$—	$13,172,440	$30,983,070

Transfers to/from Levels 1, 2, and 3 are recognized at the end of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement in March 2021, when the Public Warrants were separately listed and traded.

Level 1 assets include investments in U.S. Treasury securities. The Company uses inputs such as actual trade data, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.

Level 3 instruments are comprised of derivative warrant liabilities measured at fair value using the BSM. The estimated fair value of the Private Placement Warrants and the Public Warrants is determined using Level 3 inputs. Inherent in the BSM are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s common stock that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero. Any changes in these assumptions can change the valuation significantly.

The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

	Initial Fair	March 31,	June 30,
	Value	2021	2021
Option term (in years)	5 – 5.73	5.50	5.21
Volatility	23.8% –32.0%	32.00%	28.00%
Risk-free interest rate	0.38% – 0.48%	1.04%	0.91%
Expected dividends	0.00%	0.00%	0.00%
Probability of successful initial business combination	80.0%	85.0%	95.0%

The change in the fair value of the derivative warrant liabilities for the period for the three and six months ended June 30, 2021 is summarized as follows:

Derivative warrant liabilities at January 1, 2021	$—
Issuance of Public and Private Warrants	26,443,080
Transfer of Public Warrants to a Level 1 measurement	(14,188,120)
Change in fair value of derivative warrant liabilities	2,817,980
Derivative warrant liabilities at March 31, 2021	15,072,940
Change in fair value of derivative warrant liabilities	(1,900,500)
Derivative warrant liabilities at June 30, 2021	$13,172,440